Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2011	2012
	RMB	RMB

Computer and software	41,121	46,339
Furniture, fixtures and other equipment	2,594	2,799
Motor vehicles	407	407
Leasehold improvements	2,367	2,367
	46,489	51,912
Less: accumulated depreciation and amortization	(18,890)	(29,481)
Property and equipment, net	27,599	22,431